Other payables - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other payables
Decrease in other payables	€ 82,000
Decrease in payroll related liabilities		€ 206,000
Increase in fair value of foreign currency option	€ 80,000
Hedging timeline	24 months
Consolidated entity
Other payables
Hedging timeline	24 months